Voya Solution 2055 Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 9.5%
43,273	Vanguard Global ex-U.S. Real Estate ETF	$ 1,856,844	1.0
33,237	Vanguard Real Estate ETF	2,321,604	1.3
41,542	Vanguard Russell 1000 Growth ETF	6,425,717	3.5
77,102	Vanguard Value ETF	6,866,704	3.7

	Total Exchange-Traded Funds
	(Cost $20,357,665)	17,470,869	9.5

MUTUAL FUNDS: 90.0%
	Affiliated Investment Companies: 90.0%
323,294	Voya Index Plus LargeCap Portfolio - Class I	7,299,983	4.0
504,878	Voya Intermediate Bond Fund - Class R6	5,104,312	2.8
133,200	Voya Large-Cap Growth Fund - Class R6	5,506,485	3.0
1,420,200	Voya Multi-Manager Emerging Markets Equity Fund - Class I	13,449,289	7.3
3,079,075	Voya Multi-Manager International Equity Fund - Class I	27,249,810	14.8
2,217,781	Voya Multi-Manager International Factors Fund - Class I	16,455,936	9.0
689,241	Voya Multi-Manager Mid Cap Value Fund - Class I	4,514,530	2.5
376,254	Voya U.S. High Dividend Low Volatility Fund - Class R6	3,672,240	2.0
2,178,365	Voya U.S. Stock Index Portfolio - Class I	29,734,684	16.2
1,174,055	VY® Invesco Comstock Portfolio - Class I	13,654,255	7.4
489,109	VY® JPMorgan Small Cap Core Equity Portfolio - Class I	5,458,453	3.0
571,779	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	14,809,067	8.1
461,451	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class I	4,526,836	2.5
196,958	VY® T. Rowe Price Growth Equity Portfolio - Class I	13,649,223	7.4

	Total Mutual Funds
	(Cost $208,222,440)	165,085,103	90.0

	Total Investments in Securities (Cost $228,580,105)	$ 182,555,972	99.5
	Assets in Excess of Other Liabilities	889,981	0.5
	Net Assets	$ 183,445,953	100.0

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2020 in valuing the assets and liabilities:

Voya Solution 2055 Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2020
Asset Table
Investments, at fair value
Exchange-Traded Funds	$ 17,470,869	$ –	$ –	$ 17,470,869
Mutual Funds	165,085,103	–	–	165,085,103
Total Investments, at fair value	$ 182,555,972	$ –	$ –	$ 182,555,972
Other Financial Instruments+
Futures	683,677	–	–	683,677
Total Assets	$ 183,239,649	$ –	$ –	$ 183,239,649
Liabilities Table
Other Financial Instruments+
Futures	$ (284,453)	$ –	$ –	$ (284,453)
Total Liabilities	$ (284,453)	$ –	$ –	$ (284,453)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act. The following table provides transactions during the period ended March 31, 2020, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/19	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 3/31/2020	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Index Plus LargeCap Portfolio - Class I	$ 9,248,174	$ 503,167	$ (482,059)	$ (1,969,299)	$ 7,299,983	$ -	$ (65,586)	$ -
Voya Intermediate Bond Fund - Class R6	6,167,200	209,125	(1,082,136)	(189,877)	5,104,312	55,079	67,728	-
Voya Large-Cap Growth Fund - Class R6	7,081,974	665,394	(1,322,661)	(918,222)	5,506,485	-	(83,546)	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	17,729,431	1,192,065	(653,099)	(4,819,108)	13,449,289	-	39,468	-
Voya Multi-Manager International Equity Fund - Class I	35,067,618	2,430,231	(991,277)	(9,256,762)	27,249,810	-	38,973	-
Voya Multi-Manager International Factors Fund - Class I	20,832,195	1,271,589	(633,157)	(5,014,691)	16,455,936	-	(8,456)	-
Voya Multi-Manager Mid Cap Value Fund - Class I	5,733,808	943,629	(240,641)	(1,922,266)	4,514,530	-	(71,662)	-
Voya U.S. High Dividend Low Volatility Fund - Class R6	4,643,146	374,933	(275,163)	(1,070,676)	3,672,240	-	3,947	-
Voya U.S. Stock Index Portfolio - Class I	37,660,040	1,792,339	(2,331,769)	(7,385,926)	29,734,684	-	(200,058)	-
VY® Invesco Comstock Portfolio - Class I	17,566,874	2,784,800	(862,261)	(5,835,158)	13,654,255	-	(101,854)	-
VY® JPMorgan Small Cap Core Equity Portfolio - Class I	6,958,005	990,004	(367,160)	(2,122,396)	5,458,453	-	(102,237)	-
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	18,365,752	818,946	(2,322,896)	(2,052,735)	14,809,067	-	(112,241)	-
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio Class I	5,731,038	255,921	(232,271)	(1,227,852)	4,526,836	-	(19,686)	-
VY® T. Rowe Price Growth Equity Portfolio - Class I	17,297,266	767,762	(2,452,722)	(1,963,083)	13,649,223	-	(618,081)	-
	$210,082,521	$14,999,905	$(14,249,272)	$(45,748,051)	$165,085,103	$55,079	$(1,233,291)	$ -

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2020, the following futures contracts were outstanding for Voya Solution 2055 Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
E-mini Russell 2000® Index	32	06/19/20	$ 1,836,160	$ 232,683
S&P 500® E-Mini	14	06/19/20	1,798,790	115,542
U.S. Treasury Ultra Long Bond	17	06/19/20	3,771,875	335,452
			$ 7,406,825	$ 683,677
Short Contracts:
U.S. Treasury 10-Year Note	(54)	06/19/20	(7,489,125)	(284,453)
			$ (7,489,125)	$ (284,453)

At March 31, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $231,072,368.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$ 386,247
Gross Unrealized Depreciation	(48,503,419)

Net Unrealized Depreciation	$(48,117,172)